Variable interest entity (Details - VIE operations) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue	$ 23,308,508	$ 20,225,619	$ 66,617,004	$ 65,502,882
Net income (loss) after elimination of intercompany transactions	1,016,082	(1,530,534)	(2,185,261)	(9,003,349)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Revenue	0	0	0	0
Net income (loss) after elimination of intercompany transactions	$ 63,898	$ 389,995	$ (327,984)	$ 1,301,559